Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Interest Bearing Deposit Liabilities [Abstract]
2016	¥ 35,243
2017	10,830
2018	4,193
2019	4,861
2020	8,580
Later fiscal years	43,857
Total	¥ 107,564